Note 13 - Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2019
Notes Tables
Schedule of Non Cancelable Long-Term Time Charter Contracts [Table Text Block]
Year ending December 31,	Amount
2019	$215,655
2020	347,169
2021	293,673
2022	226,197
2023	183,872
2024 and thereafter	635,950
Total	$1,902,516